Restatement of Certain Consolidated Financial Statements (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effect of restatement on the Company's balance sheet
Warrant liability	$ 1,546,050		$ 1,546,050		$ 937,000
Total liabilities	6,610,002		6,610,002		6,029,870	2,961,167
Additional paid-in capital	9,117,897		9,117,897		8,256,864	2,730,659
Accumulated deficit	(7,412,296)		(7,412,296)		(3,684,743)	(2,091,570)
Total Stockholders' Equity	1,744,256		1,744,256		4,610,701	664,697	1,675,470
Effects of the restatement on the Company’s statement of operations
Mark-to-market adjustment on warrant liability			(609,050)	2,014,575	2,038,000
Total Other Income (Expense)			(16,885)	3,909	3,909	12,892
Net loss before income tax	302,306	121,185	(3,727,553)	(50,328)	(1,593,173)	(1,154,474)
Net income (loss)	302,306	121,185	(3,727,553)	(50,328)	(1,593,173)	(1,167,070)
Basic net loss per share					$ (0.04)	$ (0.04)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital	9,117,897		9,117,897		8,256,864	2,730,659
Accumulated deficit	(7,412,296)		(7,412,296)		(3,684,743)	(2,091,570)
Total Stockholders' Equity	1,744,256		1,744,256		4,610,701	664,697	1,675,470
Effect of restatement on company's statement of cash flows
Net income (loss)	302,306	121,185	(3,727,553)	(50,328)	(1,593,173)	(1,167,070)
Mark-to-market adjustment on warrant liability			609,050	(2,014,575)	(2,038,000)
As Originally Reported [Member]
Effect of restatement on the Company's balance sheet
Warrant liability
Total liabilities					5,154,442
Additional paid-in capital					11,231,864
Accumulated deficit					(5,722,743)
Total Stockholders' Equity					5,547,701
Effects of the restatement on the Company’s statement of operations
Mark-to-market adjustment on warrant liability
Total Other Income (Expense)					32,767
Net loss before income tax		(511,290)		(2,064,903)	(3,631,173)
Net income (loss)		(511,290)		(2,064,903)	(3,631,173)
Basic net loss per share		$ (0.01)		$ (0.06)	$ (0.10)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital					11,231,864
Accumulated deficit					(5,722,743)
Total Stockholders' Equity					5,547,701
Effect of restatement on company's statement of cash flows
Net income (loss)		(511,290)		(2,064,903)	(3,631,173)
Mark-to-market adjustment on warrant liability
Effect of Restatement [Member]
Effect of restatement on the Company's balance sheet
Warrant liability					937,000
Total liabilities					937,000
Additional paid-in capital					(2,975,000)
Accumulated deficit					2,038,000
Total Stockholders' Equity					(937,000)
Effects of the restatement on the Company’s statement of operations
Mark-to-market adjustment on warrant liability		632,475		2,014,575	2,038,000
Total Other Income (Expense)					2,038,000
Net loss before income tax		632,475		2,014,575	2,038,000
Net income (loss)		632,475		2,014,575	2,038,000
Basic net loss per share		$ 0.01		$ 0.06	$ 0.06
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital					(2,975,000)
Accumulated deficit					2,038,000
Total Stockholders' Equity					(937,000)
Effect of restatement on company's statement of cash flows
Net income (loss)		632,475		2,014,575	2,038,000
Mark-to-market adjustment on warrant liability		(632,475)		(2,014,575)	(2,038,000)
As Restated [Member]
Effect of restatement on the Company's balance sheet
Warrant liability					937,000
Total liabilities					6,091,442
Additional paid-in capital					8,256,864
Accumulated deficit					(3,684,743)
Total Stockholders' Equity					4,610,701
Effects of the restatement on the Company’s statement of operations
Mark-to-market adjustment on warrant liability		632,475		2,014,575	2,038,000
Total Other Income (Expense)					2,070,767
Net loss before income tax		121,185		(50,328)	(1,593,173)
Net income (loss)		121,185		(50,328)	(1,593,173)
Basic net loss per share		$ 0.00		$ 0.00	$ (0.04)
Effect of restatement on the Company's statement of changes in stockholders' equity
Additional paid-in capital					8,256,864
Accumulated deficit					(3,684,743)
Total Stockholders' Equity					4,610,701
Effect of restatement on company's statement of cash flows
Net income (loss)		121,185		(50,328)	(1,593,173)
Mark-to-market adjustment on warrant liability		$ (632,475)		$ (2,014,575)	$ (2,038,000)